            Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund
                     and Gartmore GVIT Mid Cap Growth Fund

     Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund

        Comstock GVIT Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bonds Fund,
           GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund and Van Kampen GVIT Multi Sector Bond Fund

                  Prospectus Supplements dated January 1, 2005
                      to Prospectuses dated April 29, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectuses.

     1. On December 2, 2004 the Board of Trustees of Gartmore Variable Insurance Trust (the "Trust") approved an increase in the management fee paid to Gartmore Mutual Fund Capital Trust. Accordingly, effective January 1, 2005, the tables entitled "Fees and Expenses" and the tables entitled "Example" in each Fund's Prospectus are amended by replacing the respective rows with the following:

GARTMORE GVIT NATIONWIDE FUND
Fees and Expenses

---------------------------- ------------------- -------------------- ------------------- -------------------
                             Class I             Class II             Class III           Class IV
---------------------------- ------------------- -------------------- ------------------- -------------------
Annual Fund Operating        N/A                 N/A                  1.00%               N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- -------------------- ------------------- -------------------
         Management Fees     0.57%               0.57%                0.57%               0.57%
---------------------------- ------------------- -------------------- ------------------- -------------------
         Distribution        None                0.25%                None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- -------------------- ------------------- -------------------
         Other Expenses      0.24%               0.24%                0.24%               0.24%
---------------------------- ------------------- -------------------- ------------------- -------------------
Total Annual Fund            0.81%               1.06%                0.81%               0.81%
Operating Expenses
---------------------------- ------------------- -------------------- ------------------- -------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $108                  $337                 $585                  $1,294
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------

GARTMORE GVIT GROWTH FUND
Fees and Expenses

---------------------------- ------------------- --------------------
                             Class I             Class IV
---------------------------- ------------------- --------------------
Annual Fund Operating        N/A                 N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- --------------------
         Management Fees     0.57%               0.57%
---------------------------- ------------------- --------------------
         Distribution        None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- --------------------
         Other Expenses      0.24%               0.24%
---------------------------- ------------------- --------------------
Total Annual Fund            0.81%               0.81%
Operating Expenses
---------------------------- ------------------- --------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 83                  $259                 $450                  $1,002
----------------------- --------------------- -------------------- --------------------- --------------------

DREYFUS GVIT INTERNATIONAL VALUE FUND
Fees and Expenses

---------------------------- ---------------- --------------- ---------------- -------------- ---------------
                             Class I          Class II        Class III        Class IV       Class VI
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
Annual Fund Operating        N/A              N/A             1.00%            N/A            1.00%
Expenses (deducted from
Fund assets)
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Management Fees     0.75%            0.75%           0.75%            0.75%          0.75%
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Distribution        None             0.25%           None             None           0.25%
         and/or Service
         (12b-1) Fees
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
         Other Expenses(3)   0.10%            0.10%           0.10%            0.25%          0.25%
---------------------------- ---------------- --------------- ---------------- -------------- ---------------
Total Annual Fund            0.85%            1.10%           0.85%            1.00%          1.25%
Operating Expenses
---------------------------- ---------------- --------------- ---------------- -------------- ---------------

(3) "Other Expenses" have been restated to reflect the fees under the fund administration, transfer agency and custody agreements and the administrative services fees applicable to the Fund, but not for the Fund's predecessor during a portion of the prior fiscal year.

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 87                  $271                 $471                  $1,049
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $112                  $350                 $606                  $1,340
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 87                  $271                 $471                  $1,049
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $102                  $318                 $552                  $1,225
----------------------- --------------------- -------------------- --------------------- --------------------
Class VI                $127                  $397                 $686                  $1,511
----------------------- --------------------- -------------------- --------------------- --------------------

GARTMORE GVIT GOVERNMENT BOND FUND
Fees and Expenses

---------------------------- ------------------- -------------------- ------------------- -------------------
                             Class I             Class II             Class III           Class IV
---------------------------- ------------------- -------------------- ------------------- -------------------
Annual Fund Operating        N/A                 N/A                  1.00%               N/A
Expenses (deducted from
Fund assets)
---------------------------- ------------------- -------------------- ------------------- -------------------
         Management Fees     0.48%               0.48%                0.48%               0.48%
---------------------------- ------------------- -------------------- ------------------- -------------------
         Distribution        None                0.25%                None                None
         and/or Service
         (12b-1) Fees
---------------------------- ------------------- -------------------- ------------------- -------------------
         Other Expenses      0.24%               0.24%                0.24%               0.24%
---------------------------- ------------------- -------------------- ------------------- -------------------
Total Annual Fund            0.72%               0.97%                0.72%               0.72%
Operating Expenses
---------------------------- ------------------- -------------------- ------------------- -------------------

Example

----------------------- --------------------- -------------------- --------------------- --------------------
                        1 Year                3 Years              5 Years               10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Class I                 $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------
Class II                $ 99                  $309                 $536                  $1,190
----------------------- --------------------- -------------------- --------------------- --------------------
Class III               $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------
Class IV                $ 74                  $230                 $401                  $894
----------------------- --------------------- -------------------- --------------------- --------------------

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

                        GARTMORE VARIABLE INSURANCE TRUST

                       Supplement dated January 3, 2005 to
            Statement of Additional Information dated April 29, 2004,
               as Supplemented August 3, 2004 and October 26, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

     1. On December 2, 2004, the Board of Trustees of the Gartmore Variable Insurance Trust (the "Trust") approved a proposal change the current breakpoint fee schedules for Dreyfus GVIT International Value Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Growth Fund, and Gartmore GVIT Nationwide (the "Funds") to a fee schedule that corresponds with the Trust's Standard Breakpoint Fee Schedules and is more beneficial to shareholders effective on January 1, 2005. Accordingly, the information on pages [86-87] of the SAI under the heading, "Investment Advisers," is amended by replacing the investment advisory fee information for the Funds with the following:

                  Fund                                 Assets                   Investment Advisory Fee
                  -----                                ------                   -----------------------
Dreyfus GVIT International Value Fund      Up to $500 million                           0.75%
                                           $500 million up to $2 billion                0.70%
                                           $2 billion or more                           0.65%

Gartmore GVIT Government Bond Fund         Up to $250 million                           0.50%
                                           $250 million up to $1 billion                0.475%
                                           $1 billion up to $2 billion                  0.45%
                                           $2 billion up to $5 billion                  0.425%
                                           $5 billion or more                           0.40%

Gartmore GVIT Growth Fund                  Up to $250 million                           0.60%
                                           $250 million up to $1 billion                0.575%
                                           $1 billion up to $2 billion                  0.55%
                                           $2 billion up to $5 billion                  0.525%
                                           $5 billion or more                           0.50%

Gartmore GVIT Nationwide Fund              Up to $250 million                           0.60%
                                           $250 million up to $1 billion                0.575%
                                           $1 billion up to $2 billion                  0.55%
                                           $2 billion up to $5 billion                  0.525%
                                           $5 billion or more                           0.50%



     2. On December 2, 2004, the Board of Trustees of the Trust also approved a proposal to increase the fees paid by each series of the Trust for certain fund administration and transfer agency services. Accordingly, the following information replaces the first paragraph on page [109] of the SAI under the heading, "Fund Administration and Transfer Agency Services":

      Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services to the Funds, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Effective January 1, 2005, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                                                       AGGREGATE TRUST FEE
                              ASSET LEVEL*                        AS A PERCENTAGE OF NET ASSETS
                              ------------                        ------------------------------
                            up to $1 billion                                  0.15%
                  $1 billion and more up to $3 billion                        0.10%
                  $3 billion and more up to $8 billion                        0.05%
                  $8 billion and more up to $10 billion                       0.04%
                 $10 billion and more up to $12 billion                       0.02%
                           $12 billion or more                                0.01%

_______________
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset-based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

3. On December 23, 2004, the shareholders of the Trust approved a proposal to redomesticate the Trust as a Delaware statutory trust on or about May 1, 2005. Accordingly, the information on page [1] of the SAI is amended by replacing the first paragraph under the heading, "GENERAL INFORMATION AND HISTORY," with the following:

         Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. However, pursuant to shareholder approval on December 23, 2004, the Trust will be redomesticated as a Delaware statutory trust on or about [May 1, 2005]. The Trust currently offers shares in 36 separate series, each with its own investment objective.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.